iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited)
July 31, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Banks  —  33 .7%
Bank of America Corp. ..................... 3,373,797 $ 209,006,724
Bank OZK ............................. 58,833 3,018,133
BOK Financial Corp. ....................... 13,295 1,878,450
Central BanCo, Inc. , Class A ................. 15,771 517,289
Citigroup, Inc. ........................... 1,122,455 148,669,165
Citizens Financial Group, Inc. ................ 285,782 20,476,280
Columbia Banking System, Inc. ............... 196,687 6,150,402
Commerce Bancshares, Inc. ................. 91,169 5,403,587
Cullen/Frost Bankers, Inc. ................... 40,090 6,668,571
East West Bancorp, Inc. .................... 91,810 12,027,110
Fifth Third Bancorp ....................... 609,889 34,458,728
First Citizens BancShares, Inc. , Class A .......... 5,448 11,912,869
First Hawaiian, Inc. ....................... 85,473 2,375,295
First Horizon Corp. ........................ 322,084 8,258,234
FNB Corp. ............................. 241,753 4,569,132
Huntington Bancshares, Inc. ................. 1,360,553 23,183,823
JPMorgan Chase & Co. .................... 1,413,064 497,101,784
KeyCorp ............................... 629,548 14,221,489
M&T Bank Corp. ......................... 99,382 24,476,793
NU Holdings Ltd. , Class A
(a)
.................. 2,338,570 33,511,708
Pinnacle Financial Partners, Inc. ............... 101,361 10,666,218
PNC Financial Services Group, Inc. (The) ........ 270,687 67,636,561
Popular, Inc. ............................ 43,187 7,566,794
Prosperity Bancshares, Inc. .................. 78,515 5,878,418
Regions Financial Corp. .................... 578,107 17,892,412
SOUTHSTATE BANK CORP. ................. 66,098 6,946,239
TFS Financial Corp. ....................... 39,635 729,680
Truist Financial Corp. ...................... 840,871 43,590,753
U.S. Bancorp ........................... 1,049,609 66,135,863
Webster Financial Corp. .................... 110,252 8,513,659
Wells Fargo & Co. ........................ 1,957,591 169,233,742
Western Alliance Bancorp ................... 72,785 5,858,465
Wintrust Financial Corp. .................... 45,164 7,205,465
Zions Bancorp NA ........................ 100,485 7,003,804
1,492,743,639
a
Capital Markets  —  32 .5%
Affiliated Managers Group, Inc. ............... 17,581 6,447,480
Ameriprise Financial, Inc. ................... 61,148 33,377,024
Ares Management Corp. , Class A .............. 133,064 17,044,168
Bank of New York Mellon Corp. (The) ........... 462,381 72,284,022
BlackRock, Inc.
(b)
......................... 102,916 112,218,577
Blackstone, Inc. .......................... 501,900 64,117,725
Blue Owl Capital, Inc. , Class A ................ 455,293 4,689,518
Brookfield Asset Management Ltd. , Class A ....... 256,668 12,422,731
Bullish
(a) (c)
.............................. 17,514 381,630
Carlyle Group, Inc. (The) .................... 181,114 8,334,866
Cboe Global Markets, Inc. ................... 70,773 21,955,908
Charles Schwab Corp. (The) ................. 1,101,736 115,946,697
CME Group, Inc. , Class A ................... 243,563 65,223,736
Coinbase Global, Inc. , Class A
(a)
............... 148,126 21,664,909
Evercore, Inc. , Class A ..................... 25,363 8,130,363
FactSet Research Systems, Inc. ............... 24,747 6,513,410
Franklin Resources, Inc. .................... 183,626 6,217,576
Freedom Holding Corp. N.V.
(a) (c)
............... 12,701 1,921,280
Galaxy Digital, Inc. , Class A
(a)
................. 128,693 2,703,840
Goldman Sachs Group, Inc. (The) ............. 161,740 164,712,781
Hamilton Lane, Inc. , Class A ................. 27,226 2,420,664
Houlihan Lokey, Inc. , Class A ................. 37,602 4,718,675
Interactive Brokers Group, Inc. , Class A .......... 293,033 25,783,974
Intercontinental Exchange, Inc. ............... 378,832 57,764,303
Invesco Ltd. ............................ 245,218 7,258,453
Security Shares Value
a
Capital Markets (continued)
Jefferies Financial Group, Inc. ................ 103,641 $ 5,658,799
KKR & Co., Inc. .......................... 462,242 46,885,206
Lazard, Inc. , Class A ....................... 53,224 2,255,633
LPL Financial Holdings, Inc. .................. 54,122 19,142,951
MarketAxess Holdings, Inc. .................. 20,095 3,261,419
Moody's Corp. ........................... 101,212 48,417,797
Morgan Stanley .......................... 724,646 152,480,011
Morningstar, Inc. ......................... 13,324 2,565,803
MSCI, Inc. , Class A ....................... 47,491 27,176,250
Nasdaq, Inc. ............................ 301,574 28,405,255
Northern Trust Corp. ....................... 124,149 22,618,706
Raymond James Financial, Inc. ............... 119,276 20,990,190
Robinhood Markets, Inc. , Class A
(a) (c)
............ 517,921 44,831,242
S&P Global, Inc. ......................... 199,284 82,091,058
SEI Investments Co. ....................... 69,354 7,142,075
State Street Corp. ........................ 180,638 33,266,294
Stifel Financial Corp. ...................... 101,738 8,435,098
T Rowe Price Group, Inc. ................... 142,256 15,897,108
TPG, Inc. , Class A ........................ 100,358 4,381,630
Tradeweb Markets, Inc. , Class A ............... 78,910 7,930,455
Virtu Financial, Inc. , Class A .................. 56,482 3,317,188
XP, Inc. , Class A ......................... 269,166 4,591,972
1,435,996,450
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 186,202 8,068,133
Credit Acceptance Corp.
(a) (c)
.................. 2,596 1,476,890
OneMain Holdings, Inc. , Class A ............... 77,301 4,837,497
SLM Corp. ............................. 130,598 3,394,895
SoFi Technologies, Inc.
(a) (c)
................... 853,026 13,912,854
31,690,269
a
Financial Services  —  13 .0%
Apollo Global Management, Inc. ............... 283,397 35,591,829
Berkshire Hathaway, Inc. , Class B
(a)
............ 981,913 502,287,776
Chime Financial, Inc. , Class A
(a)
............... 178,817 4,111,003
Corebridge Financial, Inc. ................... 169,377 5,282,869
Equitable Holdings, Inc. .................... 178,521 8,506,526
MGIC Investment Corp. .................... 143,367 4,306,745
Rocket Companies, Inc. , Class A
(a)
............. 657,528 8,482,111
UWM Holdings Corp. ...................... 230,317 419,177
Voya Financial, Inc. ....................... 62,980 6,262,101
575,250,137
a
Insurance  —  18 .9%
Aflac, Inc. .............................. 307,232 39,165,935
Allstate Corp. (The) ....................... 172,859 45,648,605
American Financial Group, Inc. ............... 45,664 6,471,502
American International Group, Inc. ............. 359,892 28,280,313
Aon PLC , Class A ........................ 140,270 50,574,349
Arch Capital Group Ltd.
(a)
................... 235,009 23,625,455
Arthur J Gallagher & Co. .................... 171,900 42,875,298
Assurant, Inc. ........................... 34,687 9,684,264
Assured Guaranty Ltd. ..................... 29,462 2,437,097
Axis Capital Holdings Ltd. ................... 45,588 4,801,328
Brighthouse Financial, Inc.
(a)
................. 40,089 2,481,910
Brown & Brown, Inc. ....................... 199,647 14,055,149
Chubb Ltd. ............................. 237,213 83,185,855
Cincinnati Financial Corp. ................... 103,235 18,342,795
CNA Financial Corp. ....................... 15,817 829,918
Everest Group Ltd. ........................ 26,929 10,075,485
Fidelity National Financial, Inc. ................ 141,788 7,314,843
First American Financial Corp. ................ 65,674 4,924,893
Globe Life, Inc. .......................... 53,075 9,672,919
Hanover Insurance Group, Inc. (The) ........... 23,748 5,524,497

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
U.S. Financials ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Hartford Insurance Group, Inc. (The) ............ 184,940 $ 26,244,835
Kinsale Capital Group, Inc. .................. 15,098 5,381,229
Lincoln National Corp. ..................... 77,653 3,541,753
Loews Corp. ............................ 113,584 13,176,880
Markel Group, Inc.
(a)
....................... 8,379 15,772,127
Marsh & McLennan Companies, Inc. ............ 325,094 61,667,081
MetLife, Inc. ............................ 364,858 35,073,800
Old Republic International Corp. ............... 153,716 6,642,068
Primerica, Inc. ........................... 21,342 6,828,586
Principal Financial Group, Inc. ................ 144,843 16,468,649
Progressive Corp. (The) .................... 393,776 83,252,122
Prudential Financial, Inc. .................... 234,519 28,630,080
Reinsurance Group of America, Inc. ............ 44,560 10,554,036
RenaissanceRe Holdings Ltd. ................ 28,230 9,033,035
RLI Corp. .............................. 56,522 3,461,407
Ryan Specialty Holdings, Inc. , Class A ........... 77,406 3,418,249
Travelers Companies, Inc. (The) ............... 142,929 53,506,900
Unum Group ............................ 108,248 9,321,235
W R Berkley Corp. ........................ 153,866 11,161,440
White Mountains Insurance Group Ltd.
(c)
......... 1,680 3,524,186
Willis Towers Watson PLC ................... 63,803 21,432,704
838,064,812
a
Mortgage REITs  —  0 .6%
AGNC Investment Corp. .................... 782,575 8,342,250
Annaly Capital Management, Inc. .............. 500,363 11,368,247
Rithm Capital Corp. ....................... 385,489 3,808,631
Starwood Property Trust, Inc. ................. 241,543 3,859,857
27,378,985
a
Security Shares Value
a
Professional Services  —  0 .3%
Broadridge Financial Solutions, Inc. ............ 78,617 $ 12,103,087
a
Software  —  0 .2%
Circle Internet Group, Inc. , Class A
(a)
............ 121,406 7,601,230
a
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,015,342,829 ) ............................... 4,420,828,609
a
Short-Term Securities
Money Market Funds  —  0 .5%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(b) (d) (e)
..................... 19,166,199 19,171,949
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.65%
(b) (d)
............................ 1,239,979 1,239,979
a
Total Short-Term Securities — 0.5%
(Cost: $ 20,411,367 ) ................................. 20,411,928
Total Investments — 100.4%
(Cost: $ 4,035,754,196 ) ............................... 4,441,240,537
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (17,331,632)
Net Assets — 100.0% ................................. $ 4,423,908,905
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
  Shares
Held at
07/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 1,891,705  $ 17,282,331
(a)
$ —  $ (2,120) $ 33  $ 19,171,949  19,166,199  $ 45,187
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 9,211,587  —  (7,971,608)
(a)
—  —  1,239,979  1,239,979  56,968  —
BlackRock, Inc. .. 89,425,152  28,776,656  (9,302,424) 1,103,545  2,215,648  112,218,577  102,916  497,186  —
$ —  $ 1,101,425  $ 2,215,681
$ 132,630,505
$ 599,341  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
U.S. Financials ETF
Schedule of Investments
(unaudited) (continued)
July 31, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Financial Select Sector Index ......................................................... 25 09/18/26 $ 4,403 $ 76,292
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ........................................... $ 4,418,124,769  $ 2,703,840  $ —  $ 4,420,828,609
Short-Term Securities
Money Market Funds ........................................ 20,411,928  —  —  20,411,928
$ 4,438,536,697  $ 2,703,840  $ —  $ 4,441,240,537
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................. $ 76,292  $ —  $ —  $ 76,292
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust